Accounts Receivable (Details) - Schedule of Movements of Allowance for Credit Losses - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Movements of Allowance for Credit Losses [Abstract]
Opening balance
Increase of allowance for credit allowance	119
Ending balance	¥ 119